Reportable segments (Details 4) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Investments
Total Investments			$ 9,718,743	$ 3,398,972
Telecommunications [Member]
Investments
Total Investments			0	0
Infrastructure [Member]
Investments
Total Investments	$ 1,488,152	$ 2,279,978	2,279,978	149,262
Non-operatingcorporate
Investments
Total Investments	$ 14,937,000	$ 7,438,765	$ 7,438,765	$ 3,249,710